Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cost:
Total cost	$ 144,656	$ 143,300
Less: accumulated depreciation
Total accumulated depreciation	(82,651)	(67,393)
Less: accumulated impairment loss	(41,333)	(19,926)
Property and equipment, net	20,672	55,981
Servers, computer and network equipment [Member]
Cost:
Total cost	140	140
Building and machines in mining facilities [Member]
Cost:
Total cost	2,703
Less: accumulated depreciation
Total accumulated depreciation	(92)
Machinery and facility equipment [Member]
Cost:
Total cost	7,244
Less: accumulated depreciation
Total accumulated depreciation	(2,468)
Mining equipment [Member]
Cost:
Total cost	134,569	143,160
Less: accumulated depreciation
Total accumulated depreciation	(79,954)	(67,279)
Servers, computers and network equipment [Member]
Less: accumulated depreciation
Total accumulated depreciation	$ (137)	$ (114)